Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Income Statement [Abstract]
Sales to affiliates	$ 73,455	$ 38,817	$ 96,996